Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1. Description of Business and Basis of Presentation
LiveWire Group, Inc., a Delaware corporation, and its consolidated subsidiaries are referred to in these Consolidated financial statements and notes as “we,” “our,” “us,” the “Company,” or “LiveWire.” The Company is focused on pioneering the rapidly growing two wheel electric motorcycle market. We design and sell electric motorcycles and electric balance bikes with related electric motorcycle parts, accessories, and apparel.
LiveWire was a direct, wholly owned subsidiary of
AEA-Bridges
Impact Corp (“ABIC”), which was originally incorporated as a Cayman Islands exempted company on July 29, 2020 as a special purpose acquisition company (“SPAC”) with the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities.
On September 26, 2022, the Company consummated a previously announced business combination pursuant to a business combination agreement, dated as of December 12, 2021 (the “Business Combination Agreement”), by and among ABIC, LiveWire Group Inc., (formerly known as LW EV Holdings, Inc.), LW EV Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Harley-Davidson, Inc., a Wisconsin corporation
(H-D),
and LiveWire EV, LLC (“Legacy LiveWire”), a wholly-owned subsidiary of
H-D.
Pursuant to the terms of the Business Combination Agreement: (a) on September 23, 2022, ABIC migrated to and domesticated as a Delaware corporation (“Domesticated ABIC”) (the “Domestication”), in connection with which all of the ABIC’s (i) outstanding ordinary shares were converted, on a one-for-one
basis, into common stock, par value $0.0001 per share, of Domesticated ABIC, (ii) outstanding warrants were converted, on a one-for-one
basis, into warrants to acquire one share each of common stock of Domesticated ABIC and (iii) outstanding units were canceled and instead entitle the holder thereof to, per unit, one share of common stock of Domesticated ABIC and one-half
of one warrant of Domesticated ABIC; (b) on September 26, 2022,
H-D
and Legacy LiveWire consummated the separation of the Legacy LiveWire business and the other transactions contemplated by the Separation Agreement (the “Separation Agreement”), by and between
H-D
and Legacy LiveWire, dated as of September 26, 2022 (the “Separation”); (c) following the Domestication and immediately following the Separation, Merger Sub merged with and into Domesticated ABIC, with Domesticated ABIC surviving as a direct, wholly owned subsidiary of LiveWire (the “Merger”), and LiveWire continuing as the public company in the Merger, with each share of common stock of Domesticated ABIC being converted into the right of the holder thereof to receive one share of common stock, par value $0.0001 (“Common Stock”); (d) immediately following the Merger,
H-D
caused all of the membership interests of Legacy LiveWire (“Legacy LiveWire Equity”) held by ElectricSoul, LLC (the “Legacy LiveWire Equityholder”), a Delaware limited liability company and a subsidiary of
H-D,
to be contributed to LiveWire in exchange for 161,000,000 shares of Common Stock and the right to receive up to an additional 12,500,000 shares of Common Stock in the future (the
“Earn-Out
Shares”, and the transactions contemplated by this clause (d), collectively, the “Exchange”), and as a result of the Exchange, Legacy LiveWire became a direct, wholly owned subsidiary of LiveWire; (e) immediately following the consummation of the Exchange, LiveWire contributed 100% of the outstanding equity interests of Legacy LiveWire to Domesticated ABIC (clauses (a) through (e) collectively, the “Business Combination”).
Holders of 36,597,112 of ABIC’s Class A Ordinary Shares sold in its initial public offering (the “Initial Shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from ABIC’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.06 per share, or $368.1 million in the aggregate.

An aggregate of $368.1 million was paid from the ABIC’s trust account to holders who properly exercised their right to have their Initial Shares redeemed, and the remaining balance immediately prior to the Closing of approximately $34 million remained in the trust account and was used to fund the Business Combination.
In connection with the Business Combination, the
AEA-Bridges
Impact Sponsor, LLC, a Cayman Islands limited liability company (the “Sponsor”), forfeited an aggregate of 2,000,000 Class B Ordinary Shares of ABIC in accordance with the Investor Support Agreement, dated as of December 12, 2021 (the “Investor Support Agreement”), by and among the Sponsor, LiveWire, ABIC, John Garcia, John Replogle and George Serafeim. The remaining Class B Ordinary Shares of ABIC held by the Sponsor automatically converted to 7,950,000 shares of Common Stock.
Pursuant to investment agreements entered into in connection with the Business Combination Agreement, Kwang Yang Motor Co., Ltd., KYMCO Capital Fund I Co., Ltd., SunBright Investment Co., Ltd., CycleLoop Co., Ltd. and Kwang Yang Holdings Limited (collectively, “KYMCO Group”) agreed to subscribe for an aggregate of 10,000,000 newly-issued shares of Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $100 million (the “KYMCO PIPE Investment”).
Pursuant to the Business Combination Agreement, and an investment agreement entered into prior to the Closing, the Legacy LiveWire Equityholder agreed to subscribe for an aggregate of 10,000,000 newly-issued shares of Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $100 million (the “Legacy LiveWire Equityholder PIPE Investment” and, together with the KYMCO PIPE Investment, the “PIPE Investments”). At the closing of the Business Combination, LiveWire consummated the PIPE Investments.
Pursuant to the Business Combination Agreement,
H-D
caused the Legacy LiveWire Equityholder to pay and deliver to LiveWire an amount in cash equal to $100 million, which is the
H-D
Backstop Amount (as defined in the Business Combination Agreement) in exchange for 10,000,000 shares of Common Stock (the
“H-D
Backstop Shares”) at a purchase price of $10.00 per
H-D
Backstop Share. Additionally,
H-D
was reimbursed for $20.1 million of transaction costs and advisory fees incurred through a reduction of the proceeds provided.
After giving effect to the Business Combination, the redemption of Initial Shares as described above, the issuance of the
H-D
Backstop Shares and the consummation of the PIPE Investments, there were 202,402,888 shares of Common Stock issued and outstanding.
The Business Combination was accounted for as a reverse recapitalization. See Note 4, Business Combination, for more information. Throughout the notes to the Consolidated financial statements, unless otherwise noted, the “Company,” “we,” “us” or “our” and similar terms refer to Legacy LiveWire and its subsidiaries prior to the consummation of the Business Combination, and LiveWire and its subsidiaries after the consummation of the Business Combination. References to ABIC refer to the SPAC entity prior to consummation of the Business Combination. Operating results for the periods presented prior to the consummation of the Business Combination represent those of Legacy LiveWire.
Subsequent to the Business Combination, based upon management reporting changes, including reviewing the financial information of the Electric Motorcycles and STACYC businesses separately, the Company assessed that it has two reportable segments: LiveWire Electric Motorcycles (“Electric Motorcycles”) and STACYC. The Company’s reportable segments are strategic business units that offer different products and services and are managed separately based on the fundamental differences in their operations. The Electric Motorcycles segment primarily focuses on the designing and selling of electric motorcycles and also sells motorcycle parts, accessories, and apparel. Electric Motorcycles are sold at wholesale to a network of independent dealers and at retail through a Company-owned dealer and through online sales. The STACYC segment primarily focuses on the designing and selling of electric balance bike for kids. The STACYC segment products are sold at wholesale to independent dealers and independent distributors, as well as direct to consumers online.
Basis of Presentation
On September 26, 2022, the Company consummated the Separation and Business Combination and became a standalone publicly traded company, and its financial statements are now presented on a Consolidated basis. Prior to the Separation and Business Combination on September 26, 2022, the Company’s historical combined financial statements were prepared on a standalone carve-out
basis and were derived from
H-D’s
Consolidated financial statements and accounting records. The financial statements for all periods presented, including historical periods prior to September 26, 2022, are now referred to as “Consolidated financial statements”, and have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
Periods prior to the Separation
Prior to the Separation, the Company’s financial information is presented as consolidated carve-out
financial information using the historical results of operations and the historical bases of assets and liabilities of
H-D,
Legacy LiveWire’s parent company. Intercompany transactions within the Company have been eliminated in preparing the Consolidated financial statements.
Management of the Company believes assumptions underlying the historical Consolidated financial statements are reasonable. However, the Consolidated financial statements may not be indicative of the consolidated financial position, results of operations, and cash flows of the Company in the future or if it had operated independently from
H-D.
Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, primarily including technology support, marketing, finance, engineering, usage of shared assets, and other general corporate and administrative costs, such as treasury, human resources, and others. The Company also may incur additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, may result in additional costs that are not reflected in the historical results of operations, financial position, and cash flows. Principal assumptions underlying the Consolidated financial statements for periods prior to the Separation include:

•
The Consolidated statements of operations and comprehensive loss include all revenues and costs directly attributable to the Company as well as an allocation of expenses from
H-D
related to shared manufacturing costs; engineering expenses, selling expenses, general and administrative expenses, marketing expenses, employee-related expenses, charges for use of shared assets, and other expenses related to
H-D’s
corporate functions that provide support to the Company.
H-D
allocated these costs to the Company using methodologies that management believes are appropriate and reasonable. Costs are generally attributed based on specific identification, legal obligation, or in another manner that best reflects the nature of how the expense is incurred, such as gross revenue, wholesale motorcycle shipments, standard cost, production units, and other allocation methods as deemed appropriate.

•
The Consolidated balance sheets include the attribution of certain assets and liabilities that have historically been held at the corporate level by
H-D,
but which are specifically identifiable or attributable to the Company.
H-D’s
cash management and financing activities are centralized. Accordingly, no cash has been attributed to the Consolidated financial statements, except for certain cash accounts legally held by entities included in the Consolidated financial statements.

•
Net Parent company investment in the Consolidated statements of shareholders’ equity and the Consolidated balance sheets represents the accumulation of the Company’s net loss over time and the net effect of transactions with and allocations from
H-D.

•
Transactions between
H-D
and the Company are generally considered to be effectively settled in cash at the time the transaction is recorded except for the Notes payable to related party and Accounts receivable from related party (see disclosure in Note 16, Related Party Transactions). The net effect of the settlement of transactions with
H-D
is reflected in the Consolidated statements of cash flows as a financing activity and in the Consolidated balance sheets as “Net Parent company investment.”

•	Within the Consolidated financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes.

•	Certain comparative amounts have been reclassified to conform to the current year presentation.